Borrowings (Details) - Schedule of lease liability for right-of-use asset - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Current	S/ 14,541	S/ 19,950
Non-current	S/ 45,966	52,776
AENZA S.A.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	7.88%
Date of maturity	2027 years
Current	S/ 8,075	6,534
Non-current	S/ 43,112	41,403
Unna Energía S.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	7.10%
Date of maturity	2024 years
Current	S/ 2,831	6,765
Non-current	S/ 1,058	2,926
Unna Transporte S.A.C. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Date of maturity	2024 years
Current	S/ 2,782	2,047
Non-current	S/ 1,721	1,925
Unna Transporte S.A.C. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	5.40%
Unna Transporte S.A.C. [Member] | Top of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	7.50%
Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	6.95%
Date of maturity	2023 years
Current	S/ 423	852
Non-current		426
Cumbra Ingenieria S.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Date of maturity	2023 years
Current	S/ 367	302
Non-current	S/ 60	381
Cumbra Ingenieria S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	6.95%
Cumbra Ingenieria S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	7.40%
Tren Urbano de Lima S.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	10.00%
Date of maturity	2023 years
Current	S/ 45	42
Non-current	S/ 15	59
Adexus S.A. (Note 36) [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Date of maturity	2025 years
Current		3,408
Non-current		5,656
Adexus S.A. (Note 36) [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	0.25%
Adexus S.A. (Note 36) [Member] | Top of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	0.50%
Other minors [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest rate	4.50%
Date of maturity	2022 years
Current	S/ 18
Non-current